Loans Payable	12 Months Ended
Jan. 31, 2025
Loans Payable
Loans Payable

7. Loans Payable

Loans Payable $

Balance, January 31, 2022	74,559
Accretion	5,441

Balance, January 31, 2023	80,000
Accretion and interest	2,495

Balance, January 31, 2024	82,495
Interest payment	(5,293)
Accretion and interest	21,966

Balance, January 31, 2025	99,168

Current, January 31, 2025	50,052
Non-current, January 31, 2025	49,115

Balance, January 31, 2025	99,168

In February 2021, the Company and its subsidiary, MedMelior, each entered into Canada Emergency Business Account (“CEBA”) term loan agreements for $60,000 with an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2026 (amended from December 31, 2025) and interest rate of 5% per annum during the extended term.

Accretion for the year ended January 31, 2025 was $15,949 (2024 - $2,281; 2023 - $5,441).  As at January 31, 2025, accrued interest of $937 (January 31, 2024 - $214) was included in loans payable.